UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05912

MFS SPECIAL VALUE TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

January 31, 2016

MFS® SPECIAL VALUE TRUST

PORTFOLIO OF INVESTMENTS

1/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 59.7%
Aerospace - 1.4%
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/21	$125,000	$126,853
Bombardier, Inc., 6.125%, 1/15/23 (n)	155,000	106,175
Bombardier, Inc., 7.5%, 3/15/25 (n)	40,000	27,500
CPI International, Inc., 8.75%, 2/15/18	190,000	185,250
TransDigm, Inc., 6.5%, 7/15/24	125,000	122,188

		$567,966
Apparel Manufacturers - 0.2%
PVH Corp., 4.5%, 12/15/22	$60,000	$58,200

Asset-Backed & Securitized - 0.1%
Citigroup Commercial Mortgage Trust, FRN, 5.898%, 12/10/49	$220,000	$21,986
Falcon Franchise Loan LLC, FRN, 44.017%, 1/05/25 (i)(z)	8,873	2,144
Morgan Stanley Capital I, Inc., FRN, 1.404%, 4/28/39 (i)(z)	133,486	646

		$24,776
Automotive - 1.6%
Accuride Corp., 9.5%, 8/01/18	$150,000	$117,000
Goodyear Tire & Rubber Co., 6.5%, 3/01/21	125,000	131,250
Goodyear Tire & Rubber Co., 7%, 5/15/22	40,000	42,780
Lear Corp., 4.75%, 1/15/23	80,000	80,800
Lear Corp., 5.25%, 1/15/25	65,000	67,519
Schaeffler Holding Finance B.V., 6.25%, 11/15/19 (n)(p)	200,000	208,500

		$647,849
Broadcasting - 1.8%
Activision Blizzard, Inc., 6.125%, 9/15/23 (n)	$95,000	$101,650
AMC Networks, Inc., 7.75%, 7/15/21	101,000	107,060
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/22	25,000	22,250
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/22	85,000	78,731
iHeartMedia, Inc., 9%, 3/01/21	152,000	98,800
Liberty Media Corp., 8.5%, 7/15/29	110,000	109,725
Liberty Media Corp., 8.25%, 2/01/30	35,000	34,650
Netflix, Inc., 5.375%, 2/01/21	70,000	75,250
Netflix, Inc., 5.875%, 2/15/25 (n)	30,000	30,938
Tribune Media Co., 5.875%, 7/15/22 (n)	65,000	64,838

		$723,892
Building - 2.0%
Allegion PLC, 5.875%, 9/15/23	$20,000	$20,650
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21	140,000	145,600
Beacon Roofing Supply, Inc., 6.375%, 10/01/23 (n)	65,000	67,031
Building Materials Corp. of America, 5.375%, 11/15/24 (n)	75,000	73,875
Building Materials Corp. of America, 6%, 10/15/25 (n)	55,000	56,100
Gibraltar Industries, Inc., 6.25%, 2/01/21	95,000	95,238
HD Supply, Inc., 7.5%, 7/15/20	110,000	114,400
Headwaters, Inc., 7.25%, 1/15/19	70,000	71,400
PriSo Acquisition Corp., 9%, 5/15/23 (n)	65,000	60,450
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/23	80,000	77,200

		$781,944

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Business Services - 0.7%
Equinix, Inc., 4.875%, 4/01/20		$55,000	$57,063
Equinix, Inc., 5.375%, 1/01/22		25,000	26,000
Equinix, Inc., 5.375%, 4/01/23		35,000	36,225
Iron Mountain, Inc., REIT, 6%, 10/01/20 (n)		40,000	42,600
Iron Mountain, Inc., REIT, 6%, 8/15/23		30,000	31,200
NeuStar, Inc., 4.5%, 1/15/23		110,000	90,200

			$283,288
Cable TV - 4.5%
Altice Financing S.A., 7.875%, 12/15/19 (n)		$200,000	$208,500
Altice Financing S.A., 6.625%, 2/15/23 (n)		200,000	196,500
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21		60,000	62,587
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/23 (n)		70,000	70,000
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24		115,000	118,306
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/25 (n)		25,000	24,750
Cequel Communications Holdings, 6.375%, 9/15/20 (n)		115,000	111,119
DISH DBS Corp., 6.75%, 6/01/21		60,000	61,200
DISH DBS Corp., 5%, 3/15/23		90,000	78,300
DISH DBS Corp., 5.875%, 11/15/24		30,000	26,738
Intelsat Jackson Holdings S.A., 7.25%, 4/01/19		60,000	54,450
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22		125,000	80,938
Intelsat Jackson Holdings S.A., 5.5%, 8/01/23		100,000	79,750
Intelsat Luxembourg S.A., 8.125%, 6/01/23		170,000	70,125
LGE Holdco VI B.V., 7.125%, 5/15/24 (n)	EUR	100,000	116,466
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)		$10,000	10,150
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)		10,000	10,425
SIRIUS XM Radio, Inc., 4.625%, 5/15/23 (n)		85,000	83,300
SIRIUS XM Radio, Inc., 6%, 7/15/24 (n)		50,000	52,375
SIRIUS XM Radio, Inc., 5.375%, 4/15/25 (n)		45,000	45,225
Unitymedia KabelBW GmbH, 6.125%, 1/15/25 (n)		200,000	203,040

			$1,764,244
Chemicals - 1.0%
GCP Applied Technologies Co., 9.5%, 2/01/23 (n)		$35,000	$37,013
Hexion U.S. Finance Corp., 6.625%, 4/15/20		55,000	42,625
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/18		115,000	78,200
Momentive Performance Materials, Inc., 3.88%, 10/24/21		40,000	26,900
The Chemours Co., 6.625%, 5/15/23 (n)		55,000	33,688
Tronox Finance LLC, 6.375%, 8/15/20		170,000	104,975
Tronox Finance LLC, 7.5%, 3/15/22 (n)		125,000	75,313

			$398,714
Computer Software - 0.1%
Syniverse Holdings, Inc., 9.125%, 1/15/19		$40,000	$15,200
VeriSign, Inc., 4.625%, 5/01/23		35,000	34,300

			$49,500
Computer Software - Systems - 0.3%
Sabre GLBL, Inc., 5.375%, 4/15/23 (n)		$115,000	$115,575

Conglomerates - 1.8%
Amsted Industries Co., 5%, 3/15/22 (n)		$125,000	$123,750
BC Mountain LLC, 7%, 2/01/21 (n)		110,000	79,750
EnerSys, 5%, 4/30/23 (n)		130,000	128,050
Enpro Industries, Inc., 5.875%, 9/15/22		115,000	111,838

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Conglomerates - continued
Entegris, Inc., 6%, 4/01/22 (n)	$165,000	$167,475
Renaissance Acquisition, 6.875%, 8/15/21 (n)	145,000	106,575

		$717,438
Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/21	$125,000	$23,125

Consumer Products - 0.7%
Alphabet Holding Co., Inc., 7.75%, 11/01/17	$10,000	$9,775
Elizabeth Arden, Inc., 7.375%, 3/15/21	40,000	26,600
Prestige Brands, Inc., 8.125%, 2/01/20	30,000	31,125
Prestige Brands, Inc., 5.375%, 12/15/21 (n)	55,000	53,625
Spectrum Brands, Inc., 6.375%, 11/15/20	110,000	116,050
Spectrum Brands, Inc., 6.125%, 12/15/24 (n)	10,000	10,400
Spectrum Brands, Inc., 5.75%, 7/15/25 (n)	40,000	41,000

		$288,575
Consumer Services - 2.0%
ADT Corp., 6.25%, 10/15/21	$165,000	$171,188
CEB, Inc., 5.625%, 6/15/23 (n)	85,000	85,000
Garda World Security Corp., 7.25%, 11/15/21 (n)	40,000	31,200
Garda World Security Corp., 7.25%, 11/15/21 (n)	60,000	46,800
Grupo Posadas S.A.B. de C.V., 7.875%, 6/30/22 (n)	150,000	141,750
Interval Acquisition Corp., 5.625%, 4/15/23 (n)	140,000	139,300
Monitronics International, Inc., 9.125%, 4/01/20	145,000	116,363
Service Corp. International, 5.375%, 5/15/24	50,000	52,875

		$784,476
Containers - 2.5%
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)	$200,000	$201,250
Ball Corp., 5%, 3/15/22	75,000	77,625
Berry Plastics Group, Inc., 5.5%, 5/15/22	125,000	124,688
Berry Plastics Group, Inc., 6%, 10/15/22 (n)	30,000	30,600
Multi-Color Corp., 6.125%, 12/01/22 (n)	100,000	99,250
Plastipak Holdings, Inc., 6.5%, 10/01/21 (n)	69,000	66,068
Reynolds Group, 5.75%, 10/15/20	50,000	50,063
Reynolds Group, 8.25%, 2/15/21	115,000	107,238
Sealed Air Corp., 4.875%, 12/01/22 (n)	115,000	115,790
Sealed Air Corp., 5.125%, 12/01/24 (n)	25,000	25,000
Signode Industrial Group, 6.375%, 5/01/22 (n)	120,000	99,600

		$997,172
Electrical Equipment - 0.0%
Avaya, Inc., 10.5%, 3/01/21 (n)	$70,000	$17,500

Electronics - 0.8%
Advanced Micro Devices, Inc., 6.75%, 3/01/19	$120,000	$81,900
Advanced Micro Devices, Inc., 7%, 7/01/24	65,000	40,300
Micron Technology, Inc., 5.875%, 2/15/22	40,000	35,600
Micron Technology, Inc., 5.5%, 2/01/25	95,000	75,050
Sensata Technologies B.V., 5.625%, 11/01/24 (n)	40,000	40,800
Sensata Technologies B.V., 5%, 10/01/25 (n)	40,000	38,500

		$312,150

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Sovereign - 0.5%
Republic of Ecuador, 10.5%, 3/24/20 (n)	$200,000	$148,000
Republic of Venezuela, 7%, 3/31/38	203,000	65,468

		$213,468
Energy - Independent - 2.1%
Afren PLC, 11.5%, 2/01/16 (a)(d)(n)	$200,000	$1,000
Afren PLC, 15%, 4/25/16 (d)(p)	181,223	54,367
Baytex Energy Corp., 5.625%, 6/01/24 (n)	45,000	26,100
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	90,000	35,325
Bonanza Creek Energy, Inc., 5.75%, 2/01/23	25,000	9,000
Chaparral Energy, Inc., 7.625%, 11/15/22	115,000	21,850
Chesapeake Energy Corp., 5.75%, 3/15/23	130,000	35,750
Concho Resources, Inc., 5.5%, 4/01/23	75,000	68,024
EP Energy LLC, 9.375%, 5/01/20	110,000	46,750
EP Energy LLC, 7.75%, 9/01/22	150,000	52,500
Halcon Resources Corp., 8.875%, 5/15/21	150,000	21,750
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20	15,000	2,250
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/01/21	160,000	19,200
Linn Energy LLC/Linn Energy Finance Corp., 6.5%, 9/15/21	55,000	6,189
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (n)	80,000	57,200
Oasis Petroleum, Inc., 6.875%, 3/15/22	105,000	60,900
QEP Resources, Inc., 5.25%, 5/01/23	85,000	57,800
RSP Permian, Inc., 6.625%, 10/01/22	70,000	62,300
Sanchez Energy Corp., 6.125%, 1/15/23	160,000	64,000
SM Energy Co., 6.5%, 11/15/21	130,000	75,686
SM Energy Co., 6.125%, 11/15/22	50,000	28,750
WPX Energy, Inc., 6%, 1/15/22	55,000	31,900

		$838,591
Entertainment - 0.8%
Carmike Cinemas, Inc., 6%, 6/15/23 (n)	$45,000	$46,631
Cedar Fair LP, 5.25%, 3/15/21	105,000	107,625
Cedar Fair LP, 5.375%, 6/01/24	35,000	35,175
Cinemark USA, Inc., 5.125%, 12/15/22	50,000	50,250
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)	90,000	91,647

		$331,328
Financial Institutions - 3.1%
Aircastle Ltd., 5.125%, 3/15/21	$40,000	$39,500
Aircastle Ltd., 5.5%, 2/15/22	40,000	39,800
CIT Group, Inc., 5.25%, 3/15/18	40,000	41,325
CIT Group, Inc., 6.625%, 4/01/18 (n)	119,000	125,783
CIT Group, Inc., 5.5%, 2/15/19 (n)	48,000	49,560
CIT Group, Inc., 5%, 8/15/22	15,000	15,169
Credit Acceptance Co., 7.375%, 3/15/23 (n)	60,000	58,050
Icahn Enterprises LP, 6%, 8/01/20	55,000	51,626
Icahn Enterprises LP, 5.875%, 2/01/22	110,000	98,313
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/18	75,000	72,375
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/20	305,000	290,513
Navient Corp., 8%, 3/25/20	135,000	132,975
Navient Corp., 5.875%, 3/25/21	45,000	38,925
Navient Corp., 7.25%, 1/25/22	95,000	84,550
Navient Corp., 6.125%, 3/25/24	50,000	41,063
PHH Corp., 6.375%, 8/15/21	65,000	56,388

		$1,235,915

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Beverages - 0.6%
Darling Ingredients, Inc., 5.375%, 1/15/22	$75,000	$73,500
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/24 (n)	20,000	20,700
Sun Merger Sub, Inc., 5.875%, 8/01/21 (n)	130,000	131,950

		$226,150
Forest & Paper Products - 0.1%
Appvion, Inc., 9%, 6/01/20 (n)	$75,000	$24,375
Tembec Industries, Inc., 9%, 12/15/19 (n)	50,000	31,625

		$56,000
Gaming & Lodging - 2.5%
CCM Merger, Inc., 9.125%, 5/01/19 (n)	$150,000	$154,500
Eldorado Resorts, Inc., 7%, 8/01/23 (n)	25,000	24,625
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/23	80,000	76,600
Greektown Holdings LLC, 8.875%, 3/15/19 (n)	145,000	142,825
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	120,000	123,600
Isle of Capri Casinos, Inc., 8.875%, 6/15/20	35,000	36,925
Isle of Capri Casinos, Inc., 5.875%, 3/15/21	105,000	107,363
MGM Resorts International, 6.625%, 12/15/21	90,000	92,475
MGM Resorts International, 6%, 3/15/23	95,000	94,703
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/21	105,000	106,313
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/23	25,000	24,906

		$984,835
Industrial - 0.7%
Dematic S.A., 7.75%, 12/15/20 (n)	$180,000	$177,750
Howard Hughes Corp., 6.875%, 10/01/21 (n)	105,000	105,000

		$282,750
Insurance - Health - 0.2%
Centene Escrow Corp., 5.625%, 2/15/21 (n)	$35,000	$35,613
Centene Escrow Corp., 6.125%, 2/15/24 (n)	35,000	35,963

		$71,576
Machinery & Tools - 0.8%
CNH Industrial Capital LLC, 4.375%, 11/06/20	$60,000	$57,000
H&E Equipment Services Co., 7%, 9/01/22	145,000	132,675
Jurassic Holdings III, Inc., 6.875%, 2/15/21 (n)	110,000	66,000
Light Tower Rentals, Inc., 8.125%, 8/01/19 (n)	110,000	48,675

		$304,350
Major Banks - 1.1%
Bank of America Corp., FRN, 6.1%, 12/29/49	$285,000	$289,760
JPMorgan Chase & Co., 6% to 8/01/23, FRN to 12/29/49	135,000	134,747

		$424,507
Medical & Health Technology & Services - 3.4%
CHS/Community Health Systems, Inc., 6.875%, 2/01/22	$165,000	$149,325
Davita Healthcare Partners, Inc., 5%, 5/01/25	110,000	108,213
Davita, Inc., 5.125%, 7/15/24	45,000	45,253
HCA, Inc., 7.5%, 2/15/22	150,000	166,500
HCA, Inc., 5.875%, 3/15/22	20,000	21,450
HCA, Inc., 5%, 3/15/24	65,000	65,813
HCA, Inc., 5.375%, 2/01/25	60,000	60,675
HCA, Inc., 5.875%, 2/15/26	40,000	40,800
HealthSouth Corp., 5.125%, 3/15/23	105,000	101,850

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - continued
LifePoint Hospitals, Inc., 5.5%, 12/01/21	$65,000	$65,975
TeamHealth, Inc., 7.25%, 12/15/23 (n)	15,000	15,675
Tenet Healthcare Corp., 8%, 8/01/20	190,000	190,475
Tenet Healthcare Corp., 4.5%, 4/01/21	90,000	88,200
Tenet Healthcare Corp., 8.125%, 4/01/22	55,000	55,138
Tenet Healthcare Corp., 6.75%, 6/15/23	65,000	60,125
Universal Health Services, Inc., 7.625%, 8/15/20	105,000	92,400

		$1,327,867
Medical Equipment - 0.9%
Alere, Inc., 6.375%, 7/01/23 (n)	$88,000	$83,160
DJO Finco, Inc., 8.125%, 6/15/21 (n)	85,000	71,400
Hologic, Inc., 5.25%, 7/15/22 (n)	100,000	103,500
Teleflex, Inc., 5.25%, 6/15/24	80,000	80,000

		$338,060
Metals & Mining - 2.0%
Century Aluminum Co., 7.5%, 6/01/21 (n)	$90,000	$58,725
Commercial Metals Co., 4.875%, 5/15/23	80,000	66,500
Consol Energy, Inc., 5.875%, 4/15/22	155,000	100,169
Consol Energy, Inc., 8%, 4/01/23	65,000	43,550
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)	200,000	93,000
GrafTech International Co., 6.375%, 11/15/20	100,000	57,000
Hudbay Minerals, Inc., 9.5%, 10/01/20	100,000	61,500
Lundin Mining Corp., 7.5%, 11/01/20 (n)	50,000	42,500
Lundin Mining Corp., 7.875%, 11/01/22 (n)	85,000	68,638
Steel Dynamics, Inc., 5.125%, 10/01/21	45,000	41,963
Steel Dynamics, Inc., 5.5%, 10/01/24	45,000	40,613
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)	50,000	28,375
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)	30,000	17,025
Suncoke Energy, Inc., 7.625%, 8/01/19	14,000	13,335
TMS International Corp., 7.625%, 10/15/21 (n)	80,000	61,800

		$794,693
Midstream - 3.4%
AmeriGas Finance LLC, 6.75%, 5/20/20	$150,000	$148,500
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (n)	60,000	44,850
Crestwood Midstream Partners LP, 6%, 12/15/20	95,000	60,206
Crestwood Midstream Partners LP, 6.125%, 3/01/22	55,000	33,138
Energy Transfer Equity LP, 7.5%, 10/15/20	175,000	154,000
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/21	60,000	47,325
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22	120,000	94,500
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/32	195,000	183,075
MPLX LP, 5.5%, 2/15/23 (n)	155,000	128,808
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	145,000	127,238
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	100,000	87,750
Sabine Pass Liquefaction LLC, 5.625%, 3/01/25	69,000	59,340
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.5%, 7/01/21	65,000	47,450
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.5%, 8/15/22	35,000	22,050
Targa Resources Partners LP/Targa Resources Finance Corp., 5%, 1/15/18	25,000	23,344
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/19	50,000	42,000
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/23	30,000	23,250

		$1,326,824

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Network & Telecom - 0.8%
Centurylink, Inc., 6.45%, 6/15/21	$15,000	$14,616
Centurylink, Inc., 7.65%, 3/15/42	95,000	71,250
Colombia Telecomunicaciones S.A., 8.5% to 3/30/20, FRN to 12/29/49 (n)	26,000	21,390
Frontier Communications Corp., 8.125%, 10/01/18	30,000	30,638
Frontier Communications Corp., 6.25%, 9/15/21	30,000	25,275
Frontier Communications Corp., 7.125%, 1/15/23	45,000	37,463
Frontier Communications Corp., 11%, 9/15/25 (n)	35,000	33,731
Frontier Communications Corp., 9%, 8/15/31	60,000	47,700
Telecom Italia Capital, 6%, 9/30/34	35,000	31,325

		$313,388
Oil Services - 0.6%
Bristow Group, Inc., 6.25%, 10/15/22	$230,000	$158,125
Pacific Drilling S.A., 5.375%, 6/01/20 (n)	145,000	34,800
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/19 (n)	70,000	43,750

		$236,675
Oils - 0.5%
CITGO Holding, Inc., 10.75%, 2/15/20 (n)	$110,000	$104,500
CITGO Petroleum Corp., 6.25%, 8/15/22 (n)	110,000	105,325

		$209,825
Other Banks & Diversified Financials - 0.6%
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)	$200,000	$253,666

Pharmaceuticals - 1.7%
Capsugel S.A., 7%, 5/15/19 (n)(p)	$40,000	$39,100
Endo Finance LLC/Endo Finco, Inc., 7.75%, 1/15/22 (n)	135,000	140,906
Mallinckrodt International Finance S.A., 5.75%, 8/01/22 (n)	70,000	66,850
Mallinckrodt International Finance S.A., 5.5%, 4/15/25 (n)	25,000	22,250
Valeant Pharmaceuticals International, Inc., 7%, 10/01/20 (n)	170,000	167,450
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)	55,000	53,625
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/23 (n)	20,000	17,650
Vantage Point Imaging, 7.5%, 7/15/21 (n)	45,000	44,634
VRX Escrow Corp., 5.875%, 5/15/23 (n)	115,000	102,925

		$655,390
Precious Metals & Minerals - 0.7%
Aurico Gold, Inc., 7.75%, 4/01/20 (n)	$170,000	$141,525
Eldorado Gold Corp., 6.125%, 12/15/20 (n)	180,000	150,750

		$292,275
Printing & Publishing - 0.8%
American Media, Inc., 13.5%, 6/15/18 (z)	$23,764	$23,437
Nielsen Finance LLC, 5%, 4/15/22 (n)	130,000	131,138
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/24	55,000	56,238
TEGNA, Inc., 4.875%, 9/15/21 (n)	45,000	45,225
TEGNA, Inc., 6.375%, 10/15/23	60,000	63,300

		$319,338
Real Estate - Healthcare - 0.4%
MPT Operating Partnership LP, REIT, 6.375%, 2/15/22	$160,000	$162,400

Real Estate - Other - 0.5%
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/21	$135,000	$139,050
Felcor Lodging LP, REIT, 5.625%, 3/01/23	65,000	64,919

		$203,969

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Retailers - 1.5%
Best Buy Co., Inc., 5.5%, 3/15/21	$130,000	$131,300
Bon Ton Stores, Inc., 8%, 6/15/21	21,000	8,085
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/21 (n)	67,000	59,798
Family Tree Escrow LLC, 5.75%, 3/01/23 (n)	130,000	136,988
Neiman Marcus Group Ltd., 8%, 10/15/21 (n)	95,000	71,250
Rite Aid Corp., 9.25%, 3/15/20	40,000	42,150
Rite Aid Corp., 6.75%, 6/15/21	30,000	31,725
Rite Aid Corp., 6.125%, 4/01/23 (n)	70,000	73,850
Sally Beauty Holdings, Inc., 5.625%, 12/01/25	25,000	25,813

		$580,959
Specialty Chemicals - 0.7%
Chemtura Corp., 5.75%, 7/15/21	$135,000	$133,988
Univar USA, Inc., 6.75%, 7/15/23 (n)	150,000	132,750

		$266,738
Specialty Stores - 1.3%
Argos Merger Sub, Inc., 7.125%, 3/15/23 (n)	$110,000	$110,825
Group 1 Automotive, Inc., 5%, 6/01/22	125,000	118,906
Michaels Stores, Inc., 5.875%, 12/15/20 (n)	85,000	87,550
Office Depot de Mexico S.A. de C.V., 6.875%, 9/20/20 (n)	200,000	197,250

		$514,531
Telecommunications - Wireless - 2.9%
Digicel Group Ltd., 7.125%, 4/01/22 (n)	$200,000	$149,100
Sprint Capital Corp., 6.875%, 11/15/28	105,000	69,169
Sprint Corp., 7.875%, 9/15/23	180,000	128,250
Sprint Corp., 7.125%, 6/15/24	125,000	84,375
Sprint Corp., 7%, 8/15/20	20,000	14,700
Sprint Nextel Corp., 9%, 11/15/18 (n)	50,000	51,000
Sprint Nextel Corp., 6%, 11/15/22	110,000	73,975
T-Mobile USA, Inc., 6.125%, 1/15/22	10,000	10,175
T-Mobile USA, Inc., 6.5%, 1/15/24	75,000	75,750
T-Mobile USA, Inc., 6.464%, 4/28/19	25,000	25,781
T-Mobile USA, Inc., 6.25%, 4/01/21	140,000	142,450
T-Mobile USA, Inc., 6.633%, 4/28/21	50,000	51,688
T-Mobile USA, Inc., 6.5%, 1/15/26	70,000	70,000
Wind Acquisition Finance S.A., 7.375%, 4/23/21 (n)	200,000	190,124

		$1,136,537
Telephone Services - 0.3%
Level 3 Financing, Inc., 5.375%, 1/15/24 (n)	$25,000	$25,250
Level 3 Financing, Inc., 5.375%, 5/01/25	100,000	100,625

		$125,875
Transportation - Services - 1.2%
Jack Cooper Holdings Corp., 10.25%, 6/01/20 (n)	$110,000	$86,900
Navios Maritime Acquisition Corp., 8.125%, 11/15/21 (n)	117,000	93,015
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)	95,000	34,200
SPL Logistics Escrow LLC, 8.875%, 8/01/20 (n)	90,000	81,900
Stena AB, 7%, 2/01/24 (n)	200,000	152,000
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21 (a)(d)	28,000	4,760

		$452,775

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - 1.4%
Calpine Corp., 5.5%, 2/01/24	$120,000	$105,000
Covanta Holding Corp., 7.25%, 12/01/20	95,000	96,128
Covanta Holding Corp., 6.375%, 10/01/22	35,000	32,988
Covanta Holding Corp., 5.875%, 3/01/24	40,000	34,900
NRG Energy, Inc., 8.25%, 9/01/20	95,000	86,213
NRG Energy, Inc., 6.25%, 7/15/22	20,000	16,500
NRG Energy, Inc., 6.625%, 3/15/23	110,000	91,025
TerraForm Power Operating Co., 5.875%, 2/01/23 (n)	87,000	69,383

		$532,137
Total Bonds		$23,569,776

Common Stocks - 35.9%
Aerospace - 0.8%
United Technologies Corp.	3,715	$325,768

Automotive - 0.0%
Accuride Corp. (a)	2,414	$2,030

Broadcasting - 1.1%
Time Warner, Inc.	6,222	$438,278

Brokerage & Asset Managers - 3.0%
BlackRock, Inc.	1,331	$418,280
NASDAQ, Inc.	12,562	778,844

		$1,197,124
Business Services - 1.3%
Accenture PLC, “A”	4,816	$508,281

Chemicals - 2.7%
3M Co.	2,945	$444,695
PPG Industries, Inc.	6,395	608,292

		$1,052,987
Computer Software - Systems - 0.8%
International Business Machines Corp.	2,448	$305,486

Electrical Equipment - 2.4%
Danaher Corp.	5,825	$504,736
Tyco International PLC	12,585	432,798

		$937,534
Electronics - 1.5%
Texas Instruments, Inc.	10,916	$577,784

Energy - Independent - 1.0%
Occidental Petroleum Corp.	5,733	$394,602

Food & Beverages - 2.1%
General Mills, Inc.	5,951	$336,291
Nestle S.A., ADR	6,808	502,022

		$838,313

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Drug Stores - 1.4%
CVS Health Corp.	5,607	$541,580

Insurance - 3.6%
Aon PLC	5,182	$455,135
MetLife, Inc.	7,187	320,900
Travelers Cos., Inc.	6,196	663,220

		$1,439,255
Major Banks - 1.6%
JPMorgan Chase & Co.	10,853	$645,754

Medical Equipment - 2.4%
Medtronic PLC	3,773	$286,446
St. Jude Medical, Inc.	3,774	199,494
Thermo Fisher Scientific, Inc.	3,437	453,890

		$939,830
Oil Services - 1.1%
Schlumberger Ltd.	5,920	$427,838

Other Banks & Diversified Financials - 2.1%
Citigroup, Inc.	7,273	$309,684
U.S. Bancorp	12,856	515,011

		$824,695
Pharmaceuticals - 2.3%
Johnson & Johnson	4,265	$445,437
Merck & Co., Inc.	8,804	446,099

		$891,536
Special Products & Services - 0.3%
iShares iBoxx $ High Yield Corporate Bond ETF	1,700	$134,776

Telephone Services - 1.5%
Verizon Communications, Inc.	12,020	$600,639

Tobacco - 1.2%
Philip Morris International, Inc.	5,105	$459,501

Utilities - Electric Power - 1.7%
Duke Energy Corp.	8,946	$673,634
Total Common Stocks		$14,157,225

Floating Rate Loans (g)(r) - 1.3%
Aerospace - 0.2%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/20	$67,383	$65,727

Consumer Services - 0.1%
Realogy Corp., Term Loan B, 3.75%, 3/05/20	$33,514	$33,235

Containers - 0.1%
Berry Plastics Holding Corp., Term Loan E, 3.75%, 1/06/21	$45,005	$44,424

Electronics - 0.2%
Avago Technologies Cayman Ltd., Term Loan B, 3.75%, 5/06/21	$81,384	$80,943

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Energy - Independent - 0.1%
MEG Energy Corp., Term Loan, 3.75%, 3/31/20	$45,020	$34,913

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/20	$43,246	$43,328

Medical & Health Technology & Services - 0.2%
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/21	$76,585	$76,298

Transportation - Services - 0.3%
Commercial Barge Line Co., Term Loan, 9.75%, 11/12/20	$136,753	$119,658
Total Floating Rate Loans		$498,526

Money Market Funds - 1.2%
MFS Institutional Money Market Portfolio, 0.28%, at Net Asset Value (v)	494,663	$494,663
Total Investments		$38,720,190
Other Assets, Less Liabilities - 1.9%		742,701
Net Assets - 100.0%		$39,462,891

(a)	Non-income producing security.
(d)	In default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $10,067,480, representing 25.5% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
American Media, Inc., 13.5%, 6/15/18	12/22/10	$23,925	$23,437
Falcon Franchise Loan LLC, FRN, 44.017%, 1/05/25	1/29/03	724	2,144
Morgan Stanley Capital I, Inc., FRN, 1.404%, 4/28/39	7/20/04	1,756	646
Total Restricted Securities			$26,227
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 1/31/16

Forward Foreign Currency Exchange Contracts at 1/31/16

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	Goldman Sachs International	111,755	4/15/16	$121,373	$121,304	$69

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$14,157,225	$—	$—	$14,157,225
Non-U.S. Sovereign Debt	—	213,468	—	213,468
U.S. Corporate Bonds	—	19,254,247	—	19,254,247
Commercial Mortgage-Backed Securities	—	24,777	—	24,777
Foreign Bonds	—	4,077,284	—	4,077,284
Floating Rate Loans	—	498,526	—	498,526
Mutual Funds	494,663	—	—	494,663
Total Investments	$14,651,888	$24,068,302	$—	$38,720,190

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$69	$—	$69

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Foreign Bonds
Balance as of 10/31/15	$126,426
Accrued discounts/premiums	2,852
Change in unrealized appreciation (depreciation)	(74,911)
Transfers out of level 3	(54,367)
Balance as of 1/31/16	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$40,569,992
Gross unrealized appreciation	3,168,264
Gross unrealized depreciation	(5,018,066)
Net unrealized appreciation (depreciation)	$(1,849,802)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	251,394	1,680,611	(1,437,342)	494,663

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$267	$494,663

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SPECIAL VALUE TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: March 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: March 17, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 17, 2016

*	Print name and title of each signing officer under his or her signature.